COMMITMENTS	12 Months Ended
Dec. 31, 2024
Commitments
COMMITMENTS

25. COMMITMENTS

(a) Operating lease commitments

The Company leases production factories, warehouses and employees’ hostel from unrelated parties under non-cancellable operating lease arrangements. The leases have varying terms and the total future minimum lease payments of the Company under non-cancellable operating leases are payable as follows:

	As of December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Within one year	348	-	48
After one year and within five years	1,072	-	22
	1,420	-	70

As of December 31, 2022, total operating lease liabilities payable of discontinued operations amounts of USD 4,832,000 (Note 26).

The leases typically run for an initial period of three years, with an option to renew the lease when all terms are renegotiated. Lease payments are usually increased every three years to reflect market rentals. None of the leases includes contingent rentals.

(b) Capital commitments

The Company’s capital expenditures consist of expenditures on property, plant and equipment and capital contribution. Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	As of December 31,
	2024	2023	2022
	USD’000	USD’000	USD’000
Contracted for capital commitment in respect of capital contribution to its wholly foreign owned subsidiary in the PRC:
Antelope Chengdu	6,043	6,422	7,301
Hainan Antelope Holding	10,000	10,000	10,000
Antelope Future (Yangpu)	7,244	7,244	10,000
Antelope Investment (Hainan)	7,249	7,249	7,249
Antelope Ruicheng Investment	6,850	6,850	7,249
Hangzhou Kylin Cloud Service Technology	—	—	652
Anhui Kylin Cloud Service Technology	428	428	710
Wenzhou Kylin Cloud Service Technology	704	704	—
Hubei Kylin Cloud Service Technology	704	704	—
Jiangxi Kylin Cloud Service Technology	704	704	—